Schedule of Investments (unaudited)	iShares® MSCI USA Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Huntington Ingalls Industries Inc.	11,799	$2,510,120
Textron Inc.	65,669	4,547,578
		7,057,698
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	38,684	4,106,307
Expeditors International of Washington Inc.	49,900	4,943,593
		9,049,900
Auto Components — 0.4%
BorgWarner Inc.	70,489	2,596,110
Lear Corp.	17,476	2,235,879
		4,831,989
Automobiles — 1.4%
General Motors Co. (a)	383,363	14,533,291
Tesla Inc. (a)	1,751	1,524,701
		16,057,992
Beverages — 0.3%
Molson Coors Beverage Co., Class B	55,950	3,029,133
Biotechnology — 3.6%
Biogen Inc. (a)	43,729	9,071,144
Gilead Sciences Inc.	367,887	21,830,414
Horizon Therapeutics PLC(a)	62,978	6,207,112
Regeneron Pharmaceuticals Inc. (a)	7,333	4,833,254
		41,941,924
Building Products — 1.5%
A O Smith Corp.	38,988	2,278,069
Johnson Controls International PLC	208,970	12,511,034
Owens Corning	30,177	2,743,994
		17,533,097
Capital Markets — 2.7%
FactSet Research Systems Inc.	11,069	4,466,231
Franklin Resources Inc.	88,295	2,171,174
Invesco Ltd.	101,716	1,869,540
Raymond James Financial Inc.	54,372	5,299,095
SEI Investments Co.	35,239	1,963,517
State Street Corp.	107,282	7,184,676
T Rowe Price Group Inc.	66,587	8,192,864
		31,147,097
Chemicals — 3.0%
Celanese Corp.	32,625	4,793,918
CF Industries Holdings Inc.	63,136	6,113,459
Corteva Inc.	215,420	12,427,580
Eastman Chemical Co.	39,781	4,084,315
Mosaic Co. (The)	108,684	6,784,055
		34,203,327
Commercial Services & Supplies — 0.2%
Rollins Inc.	65,075	2,182,616
Communications Equipment — 3.0%
Cisco Systems Inc.	592,676	29,029,271
F5 Inc. (a)	17,717	2,966,003
Juniper Networks Inc.	95,523	3,010,885
		35,006,159
Consumer Finance — 0.4%
Ally Financial Inc.	105,633	4,221,095
Security	Shares	Value

Containers & Packaging — 1.0%
International Paper Co.	108,782	$5,034,431
Packaging Corp. of America	27,884	4,494,064
Sealed Air Corp.	35,416	2,274,062
		11,802,557
Distributors — 1.2%
Genuine Parts Co.	42,050	5,468,603
LKQ Corp.	81,796	4,059,535
Pool Corp.	11,779	4,773,086
		14,301,224
Diversified Telecommunication Services — 0.3%
Liberty Global PLC, Class A(a)	46,702	1,062,937
Liberty Global PLC, Class C, NVS(a)	102,191	2,421,927
		3,484,864
Electric Utilities — 1.9%
Constellation Energy Corp.	95,690	5,665,805
Exelon Corp.	286,911	13,421,696
NRG Energy Inc.	71,911	2,581,605
		21,669,106
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics Inc. (a)(b)	21,116	2,488,731
Cognex Corp.	51,906	3,510,403
IPG Photonics Corp. (a)	11,006	1,039,847
Keysight Technologies Inc. (a)	53,993	7,573,598
Zebra Technologies Corp., Class A(a)	15,677	5,795,160
		20,407,739
Entertainment — 1.4%
Electronic Arts Inc.	83,500	9,857,175
Take-Two Interactive Software Inc. (a)	34,229	4,090,708
Warner Bros. Discovery Inc. (a)	141,404	2,566,482
		16,514,365
Equity Real Estate Investment Trusts (REITs) — 5.5%
AvalonBay Communities Inc.	40,966	9,318,946
Camden Property Trust	29,541	4,634,687
Duke Realty Corp.	111,058	6,080,425
Extra Space Storage Inc.	39,262	7,459,780
Mid-America Apartment Communities Inc.	34,051	6,697,151
Public Storage	46,273	17,190,419
Regency Centers Corp.	44,773	3,081,726
Weyerhaeuser Co.	219,998	9,068,318
		63,531,452
Food & Staples Retailing — 1.8%
Kroger Co. (The)	208,289	11,239,275
Walgreens Boots Alliance Inc.	215,730	9,146,952
		20,386,227
Food Products — 2.8%
Archer-Daniels-Midland Co.	164,126	14,699,125
Bunge Ltd.	41,520	4,696,742
JM Smucker Co. (The)	31,806	4,355,196
Tyson Foods Inc., Class A	86,506	8,058,899
		31,809,962
Gas Utilities — 0.6%
Atmos Energy Corp.	38,319	4,345,375
UGI Corp.	61,165	2,097,959
		6,443,334
Health Care Equipment & Supplies — 2.0%
ABIOMED Inc. (a)	13,295	3,810,081
Cooper Companies Inc. (The)	14,460	5,220,638

Schedule of Investments (unaudited) (continued)	iShares®MSCI USA Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic Inc. (a)	74,426	$5,357,928
ResMed Inc.	42,745	8,547,718
		22,936,365
Health Care Providers & Services — 5.1%
Anthem Inc.	60,857	30,545,954
DaVita Inc. (a)	20,019	2,169,459
HCA Healthcare Inc.	13,537	2,904,363
Henry Schein Inc. (a)	41,022	3,326,884
Laboratory Corp. of America Holdings(a)	28,288	6,797,041
Molina Healthcare Inc. (a)(b)	17,146	5,374,414
Quest Diagnostics Inc.	35,798	4,791,204
Universal Health Services Inc., Class B	22,283	2,730,336
		58,639,655
Health Care Technology — 0.7%
Cerner Corp.	86,731	8,121,491
Household Durables — 2.0%
DR Horton Inc.	99,867	6,949,745
Garmin Ltd.	45,077	4,946,750
Mohawk Industries Inc. (a)	17,170	2,422,000
Newell Brands Inc.	112,461	2,603,472
PulteGroup Inc.	76,242	3,183,866
Whirlpool Corp.	18,419	3,343,417
		23,449,250
Insurance — 2.1%
Allstate Corp. (The)	86,757	10,978,231
American Financial Group Inc./OH	597	82,672
Everest Re Group Ltd.	11,711	3,217,129
Fidelity National Financial Inc.	79,640	3,171,265
Hartford Financial Services Group Inc. (The)	101,881	7,124,538
		24,573,835
Interactive Media & Services — 2.1%
Alphabet Inc., Class A(a)	439	1,001,882
Alphabet Inc., Class C, NVS(a)	9,185	21,119,346
IAC/InterActiveCorp. (a)(b)	23,199	1,922,733
		24,043,961
Internet & Direct Marketing Retail — 2.3%
Amazon.com Inc. (a)	6,569	16,328,104
eBay Inc.	190,736	9,903,013
		26,231,117
IT Services — 2.6%
Akamai Technologies Inc. (a)	47,706	5,356,430
Cognizant Technology Solutions Corp., Class A	154,217	12,476,155
EPAM Systems Inc. (a)	16,592	4,396,714
Jack Henry & Associates Inc.	21,730	4,119,573
Paychex Inc.	10,433	1,322,174
Western Union Co. (The)	119,444	2,001,882
		29,672,928
Life Sciences Tools & Services — 1.7%
Bio-Rad Laboratories Inc., Class A(a)	6,527	3,342,216
Bio-Techne Corp.	11,478	4,358,082
Waters Corp. (a)	17,979	5,447,996
West Pharmaceutical Services Inc.	21,706	6,838,692
		19,986,986
Machinery — 1.2%
Cummins Inc.	42,137	7,971,899
Pentair PLC.	48,543	2,463,557
Security	Shares	Value

Machinery (continued)
Snap-on Inc.	15,861	$3,370,304
		13,805,760
Media — 1.0%
Fox Corp., Class A, NVS	94,969	3,403,689
Fox Corp., Class B	44,327	1,473,429
Interpublic Group of Companies Inc. (The)	115,325	3,761,902
News Corp., Class A, NVS	114,993	2,283,761
		10,922,781
Metals & Mining — 1.6%
Nucor Corp.	86,174	13,338,012
Steel Dynamics Inc.	59,938	5,139,683
		18,477,695
Multi-Utilities — 2.3%
Ameren Corp.	75,465	7,010,698
Consolidated Edison Inc.	103,686	9,615,840
Public Service Enterprise Group Inc.	148,344	10,333,643
		26,960,181
Multiline Retail — 2.3%
Target Corp.	114,116	26,092,623
Oil, Gas & Consumable Fuels — 4.6%
Coterra Energy Inc.	226,548	6,522,317
Devon Energy Corp.	188,709	10,977,202
EOG Resources Inc.	171,313	20,002,506
Pioneer Natural Resources Co.	68,002	15,808,425
		53,310,450
Pharmaceuticals — 0.2%
Jazz Pharmaceuticals PLC(a)	17,965	2,878,352
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	39,720	3,242,344
Robert Half International Inc.	32,805	3,225,059
		6,467,403
Real Estate Management & Development — 0.7%
CBRE Group Inc., Class A(a)	98,510	8,180,270
Road & Rail — 1.4%
AMERCO	2,880	1,542,182
JB Hunt Transport Services Inc.	24,658	4,212,819
Knight-Swift Transportation Holdings Inc.	46,127	2,209,022
Old Dominion Freight Line Inc.	28,887	8,091,827
		16,055,850
Semiconductors & Semiconductor Equipment — 6.3%
Intel Corp.	625,356	27,259,268
Micron Technology Inc.	330,313	22,524,044
Qorvo Inc. (a)	32,562	3,704,904
Skyworks Solutions Inc.	48,384	5,481,907
Texas Instruments Inc.	76,299	12,989,905
		71,960,028
Software — 8.3%
Bentley Systems Inc., Class B	51,594	2,187,070
Cadence Design Systems Inc. (a)	81,211	12,250,679
Citrix Systems Inc.	36,399	3,643,540
Fortinet Inc. (a)	40,732	11,771,955
Microsoft Corp.	135,766	37,677,780
NortonLifeLock Inc.	170,421	4,267,342
Oracle Corp.	314,880	23,112,192
		94,910,558

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Multifactor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail — 3.4%
Advance Auto Parts Inc.	18,458	$3,684,770
AutoZone Inc. (a)	6,321	12,360,526
Bath & Body Works Inc.	77,566	4,102,466
Best Buy Co. Inc.	66,174	5,951,028
Tractor Supply Co.	33,552	6,759,050
Ulta Beauty, Inc. (a)	15,160	6,015,488
		38,873,328
Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	325,688	51,344,713
Hewlett Packard Enterprise Co.	383,406	5,908,286
HP Inc.	352,466	12,910,830
NetApp Inc.	65,633	4,807,617
Seagate Technology Holdings PLC	60,164	4,935,855
Western Digital Corp. (a)	29,703	1,576,338
		81,483,639
Trading Companies & Distributors — 2.0%
Fastenal Co.	168,636	9,327,257
United Rentals Inc. (a)(b)	21,246	6,724,784
WW Grainger Inc.	12,994	6,497,390
		22,549,431
Total Common Stocks — 99.8%
(Cost: $1,015,118,134)		1,147,196,794
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	5,349,901	$5,349,901
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	1,928,000	1,928,000
		7,277,901

Total Short-Term Investments — 0.7%
(Cost: $7,277,497)		7,277,901
Total Investments in Securities — 100.5%
(Cost: $1,022,395,631)		1,154,474,695
Other Assets, Less Liabilities — (0.5)%		(5,272,787)
Net Assets —100.0%		$1,149,201,908

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$124,150	$5,230,050	(a)	$—		$(4,703)	$404	$5,349,901	5,349,901	$11,126	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,488,000	—		(560,000	)(a)	—	—	1,928,000	1,928,000	1,139		—
						$(4,703)	$404	$7,277,901		$12,265		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	06/17/22	$1,238	$(63,705)
S&P Mid 400 E-Mini Index	2	06/17/22	499	(15,794)
				$(79,499)

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Multifactor ETF

April 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,147,196,794	$—	$—	$1,147,196,794
Money Market Funds	7,277,901	—	—	7,277,901
	$1,154,474,695	$—	$—	$1,154,474,695
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(79,499)	$—	$—	$(79,499)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4